Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Long-term Loans and Borrowings
The long-term loans and borrowings consist of the following:

		Final maturity	As at
Currency	Interest rate	(fi nancial year)	March 31, 2020	March 31, 2019
US dollars	3M USD LIBOR+1.27%	2020	—	11,400
US dollars	3M USD LIBOR+0.95%	2022	33,600	50,400

Total			33,600	61,800
Less: Debt issuance cost			(178)	(409)
Total			33,422	61,391

Current portion of long-term debt			$16,674	$27,969
Long-term debt			$16,748	$33,422